REVERSE MERGER TRANSACTION WITH TMC	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
REVERSE MERGER TRANSACTION WITH TMC

NOTE 3. REVERSE MERGER TRANSACTION WITH TMC

Confirmation of Close of Share Exchange Agreement with TMC

On February 28, 2011, WMTN and TMC entered into a Close of Share Exchange Agreement. This Agreement confirmed the closing of the acquisition of TMC by WMTN in a reverse merger transaction whereby the shareholders and board of TMC became the majority holder and acquired operating control of the combined companies.   In connection with this acquisition of TMC by WMTN, several other definitive agreements were entered into, including the sales of unregistered securities.

Share Exchange Agreement with TMC

On February 18, 2011, WMTN entered into a Share Exchange Agreement with Gregory Schifrin, American Mining Corporation (“AMC”) and James Baughman to acquire 100% of the issued and outstanding shares of common stock of TMC in exchange for 1,500,000 shares of restricted common stock of WMTN, par value of $0.001 per share.

In addition, WMTN issued warrants to the TMC founder investors Gregory Schifrin and James Baughman for 300,000 and 200,000 shares of WMTN common stock, respectively. WMTN issued warrants to other TMC founder investors for 500,000 shares of common stock. The warrants expire February 17, 2014 and are exercisable at $0.001 per share. WMTN agreed to file a registration statement with the SEC with regard to the shares and shares issuable upon exercise of the warrants within ninety days on a best efforts basis. On June 13, 2011, the warrants were exercised and 1,000,000 shares of WMTN common stock were issued.

On February 18, 2011, WMTN entered into a Share Exchange Agreement with Mining Minerals LLC (owned 60% and 40 % by Gregory Schifrin and James Baughman, respectively) whereby WMTN acquired the claims recorded with the Alaska Department of Natural Resources, Recording Numbers 2010-000468-0 through 2010-000481-0, recorded on October 19, 2010, in exchange for a total of 5,000,000 shares of common stock of WMTN. As of February 18, 2011, the Alaska claims are owned by WMTN.

At closing and reflecting the above reverse merger transactions, existing WMTN shareholders and TMC shareholders owned 30.3% and 69.7%, respectively of WMTN.

Other Reverse Merger Agreements

On February 18, 2011, WMTN entered into a Consulting Agreement with WestMountain Asset Management, Inc. (“WASM and WASM Agreement”), a WMTN shareholder. Under the terms of the WASM Agreement, WASM agreed to advise WMTN on the acquisition of TMC, funding of WMTN and strengthening the WMTN balance sheet during the period ending December 31, 2011. WASM received a Warrant for 925,000 shares at $0.001 per share.  WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrant within ninety days on a best efforts basis. On August 15, 2011, WASM exercised a portion of the warrant and 866,000 shares of WMTN common stock were issued.

Post Merger Equity Transactions

Rescission Agreement with Debenture Holders

During September and October, 2010, TMC issued interest bearing non-secured Debenture Notes totaling $625,000. During November 2010, an additional Debenture Note was issued for $5,000, increasing the total to $630,000.The Debenture Notes had a term of three years and included interest of 12% per year.  The outstanding principal and interest were convertible at a rate of $0.0125 per TMC share.  Upon conversion the related derivative liability of $4,200 was expensed to financing fees.

On February 18, 2011, TMC signed a Rescission Agreement with the holders of Debenture Notes (“Debenture Notes”).  TMC rescinded the Debenture Notes by returning the $630,000 invested by the Debenture Holder, plus $30,547 of interest thereon in accordance with the terms of the Debentures Notes.

Stock Purchase Agreement with TMC

On February 18, 2011, WMTN entered into a Stock Purchase Agreement with TMC related to the acquisition of Terra Gold Corporation (“TGC”), a wholly owned subsidiary of TMC. Under the terms of the Stock Purchase Agreement, WMTN acquired 100% of TGC by assuming $500,000 in debt plus accrued interest of $7,685 owed to BOCO Investments LLC (“BOCO”).

Conversion of BOCO Demand Promissory Notes (“Notes”)

On August 5, 2010, TMC issued a Note to BOCO totaling $100,000.   The Note included interest of 15% per annum and was payable on November 3, 2011.  As part of the consideration for the loan, TMC issued warrants to BOCO to acquire 300,000 shares of TMC common stock at an exercise price of $0.001 per share. These warrants have been forfeited.

On December 22, 2010, TMC issued a non-interest bearing Note to BOCO in the amount of $400,000.    As part of the consideration for this loan, TMC issued warrants to BOCO to acquire 800,000 shares of TMC common stock at an exercise price of $0.001 per share. These warrants have been forfeited.

On January 12, 2011, the Company entered into a Forbearance Agreement with BOCO. Under the terms of the Forbearance Agreement, the Company and BOCO agreed to not exercise their rights under the Notes until the earlier of February 2, 2011, the date of an event of default occurs under the Note or the date the Company fails to comply with the terms and conditions of the Forbearance Agreement.

These Notes were assumed by WMTN as payment for its acquisition of TGC discussed above.

The acquisition of TMC by WMTN has been accounted for as a reverse acquisitions and recapitalization.  The WMTN assets and liabilities acquired are recorded at historical cost basis as follows:

Cash	$101,252
Note Receivable	35,644
Prepaid Expenses	9,026
Equipment, net	649
Accounts payable – trade	(66,815)
Accrued liabilities	(20,000)
Net assets assigned to additional paid in capital	$59,756

The results of operations of WMTN are included in the Consolidated Statements of Operations for the period February 18, 2011 through October 31, 2011.

	As Reported Year Ended October 31, 2011	Pre-Acquisition Operations of WestMountain November 1, 2010 - February 17, 2011	Pro Forma Year Ended October 31, 2011

Revenue	$—	$—	$—
Net loss	(4,035,260)	(125,724)	(4,160,984)
Net loss per common share	(0.32)		(0.33)